Label	Element	Value
Lazard Master Alternatives Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000874964_SupplementTextBlock

THE LAZARD FUNDS, INC.

Lazard Master Alternatives Portfolio

Supplement to Summary Prospectus and Prospectus dated December 31, 2014

The changes described below are effective March 31, 2015:

The following replaces the first sentence of the second paragraph of "Principal Investment Strategies" in the Summary Prospectus and "Summary Section – Principal Investment Strategies" and "Additional Information and Principal Investment Strategies and Risks – Additional Investment About Principal Investment Strategies" in the Prospectus:

The Portfolio invests its assets primarily using five Investment Strategies: (1) global equity long/short; (2) US equity long/short; (3) Japanese equity long/short; (4) emerging markets equity long/short; and (5) relative value convertible securities.

The following is added after the third bullet point in the fourth paragraph of "Principal Investment Strategies" in the Summary Prospectus and "Summary Section – Principal Investment Strategies" in the Prospectus:

  The emerging markets long/short equity strategy seeks to achieve attractive risk-adjusted returns through long and short positions in a diversified portfolio of emerging markets equities. This strategy utilizes the Investment Manager's proprietary emerging markets quantitative model that employs a systematic, disciplined process that seeks to control risks and exposures across countries, sectors and issuer market capitalizations.

The following supplements "Principal Investment Risks" in the Summary Prospectus and "Summary Section – Principal Investment Risks" in the Prospectus:

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, capital markets worldwide have experienced unprecedented volatility in recent years, causing significant declines in valuation and liquidity in certain emerging markets. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. The Portfolio's investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Quantitative Model Risk. The success of the Portfolio's emerging markets long/short equity strategy depends largely upon effectiveness of the Investment Manager's quantitative model.  Investments selected using quantitative analysis can react differently to political, market and economic developments than the market as a whole or securities selected using only fundamental analysis, which could adversely affect value. A quantitative model, such as the risk and other models used by the Investment Manager for the strategy requires adherence to a systematic, disciplined process.  The Investment Manager's ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security's value can change over time, and these changes may not be reflected in the quantitative model. In addition, the factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value.

February 24, 2015

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Master Alternatives Portfolio